As filed with the Securities and Exchange Commission on May 3, 2013
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-3627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at March 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS: 51.9%
Business Software & Services: 1.9%
514,224	CA, Inc.	$12,943,018
Commercial Banks & Thrifts: 2.4%
44,774	American National Bankshares, Inc.	965,327
109,287	BCSB Bancorp, Inc.*	1,830,557
65,389	Chicopee Bancorp, Inc.	1,098,535
10,271	Clifton Savings Bancorp, Inc.	127,977
279,112	ESSA Bancorp, Inc.	3,025,574
47,542	First Connecticut Bancorp, Inc.	700,294
53,165	Heritage Financial Group, Inc.	769,829
31,654	Middleburg Financial Corp.	614,404
52,900	OceanFirst Financial Corp.	762,818
85,144	Shore Bancshares, Inc.*	580,682
589,083	Southern National Bancorp of Virginia º	5,702,324
		16,178,321
Communications Equipment: 4.9%
654,289	Cisco Systems, Inc.	13,681,183
3,383,952	Harmonic, Inc.*	19,593,082
		33,274,265
Construction & Engineering: 7.7%
102,400	Dycom Industries, Inc.*	2,016,256
339,375	EMCOR Group, Inc.	14,386,106
578,758	MasTec, Inc.*	16,870,796
647,305	Michael Baker Corp. º	15,858,973
137,200	MYR Group, Inc.*	3,369,632
		52,501,763
Electrical Equipment & Instruments: 1.2%
17,400	Emerson Electric Co.	972,138
816,729	GSI Group, Inc.*#	6,966,699
		7,938,837
Healthcare: 1.4%
764,208	BioScrip, Inc.*	9,713,084
Insurance: 5.5%
391,825	Assurant, Inc.	17,636,043
208,584	PartnerRe, Ltd.#	19,421,256
		37,057,299
Internet Software & Services: 3.2%
545,505	j2 Global, Inc.	21,389,251
Machinery: 0.2%
20,000	Pentair, Ltd.	1,055,000
Management Consulting: 4.0%
727,138	FTI Consulting, Inc.*	27,384,017
Oil & Gas Equipment & Services: 0.4%
314,014	Newpark Resources, Inc.*	2,914,050
Oil & Gas Exploration & Production: 8.0%
5,626	ConocoPhillips	338,122
173,688	Denbury Resources, Inc.*	3,239,281
319,077	Energen Corp.	16,595,195
61,905	EOG Resources, Inc.	7,928,173
375,296	Rosetta Resources, Inc.*	17,856,584
276,575	Suncor Energy, Inc.#	8,300,016
		54,257,371
Oil Refining & Marketing: 0.0%
2,813	Phillips 66	196,826
Semiconductors: 2.1%
1,697,822	ON Semiconductor Corp.*	14,057,966
Telecommunications: 1.3%
271,463	Lumos Networks Corp.	3,659,321
391,432	NTELOS Holdings Corp.	5,014,244
		8,673,565
Truck Dealerships: 1.7%
219,105	Rush Enterprises, Inc. - Class A*	5,284,813
295,798	Rush Enterprises, Inc. - Class B*	6,093,439
		11,378,252
Utilities: 2.4%
516,918	PPL Corp.	16,184,702
Waste Management Services: 3.6%
737,658	Republic Services, Inc.	24,342,714
TOTAL COMMON STOCKS
(cost $247,690,866)		351,440,301

PREFERRED STOCK: 0.2%
Real Estate: 0.2%
45,865	MPG Office Trust, Inc.*	1,247,069
TOTAL PREFERRED STOCK
(cost $1,194,335)		1,247,069

Principal		Value
CONVERTIBLE BONDS: 6.2%
Communications Equipment Manufacturing: 1.3%
$8,651,000	Alcatel-Lucent, Inc., 2.875%, 6/15/25	8,688,848
Entertainment: 1.2%
8,375,000	Live Nation Entertainment, Inc., 2.875%, 7/15/27	8,437,812
Internet Software & Services: 0.9%
5,946,000	Digital River, Inc., 2.000%, 11/1/30	5,849,378
Oil & Gas Exploration & Production: 0.5%
3,784,000	Bill Barrett Corp., 5.000%, 3/15/28	3,793,479
Semiconductors: 2.2%
14,447,000	Rambus, Inc., 5.000%, 6/15/14	14,717,881
Telecommunications: 0.1%
657,000	Cogent Communications Group, Inc., 1.000%, 6/15/27	647,145
TOTAL CONVERTIBLE BONDS
(cost $39,921,035)		42,134,543
CORPORATE BONDS: 29.6%
Aerospace & Defense: 0.3%
2,311,000	Esterline Technologies Corp., 6.625%, 3/1/17	2,364,442
Airlines: 0.7%
4,000,000	American Airlines, Inc., 7.500%, 3/15/16 - *144A@	4,610,000
Automotive Parts: 0.6%
3,965,000	TRW Automotive, Inc., 8.875%, 12/1/17 - 144A	4,346,631
Business Services: 0.0%
239,000	Harsco Corp., 5.125%, 9/15/13	243,719
Coal Producers: 0.5%
3,069,000	CONSOL Energy, Inc., 8.000%, 4/1/17	3,322,192
Consumer Goods: 2.6%
8,684,000	The Scotts Miracle-Gro Co., 7.250%, 1/15/18	9,291,880
7,738,000	TreeHouse Foods, Inc., 7.750%, 3/1/18	8,405,403
		17,697,283
Entertainment: 1.2%
6,239,000	Cinemark USA, Inc., 8.625%, 6/15/19	6,917,491
927,000	Lions Gate Entertainment Corp., 10.250%, 11/1/16	1,016,224
		7,933,715
Financial Services: 0.1%
483,000	Cardtronics, Inc., 8.250%, 9/1/18	531,300
Government Services: 0.2%
1,029,000	ManTech International Corp., 7.250%, 4/15/18	1,095,885
Healthcare: 2.3%
14,854,000	BioScrip, Inc., 10.250%, 10/1/15	15,689,538
Homebuilding: 1.0%
5,000,000	Lennar Corp., 12.250%, 6/1/17	6,662,500
Internet Software & Services: 1.7%
10,909,000	Bankrate, Inc., 11.750%, 7/15/15	11,808,993
Management Consulting: 0.5%
2,851,000	FTI Consulting, Inc., 6.750%, 10/1/20	3,100,463
Medical Equipment: 0.0%
325,000	Angiotech Pharmaceuticals, Inc., 9.000%, 12/1/16	326,625
Oil & Gas Exploration & Production: 8.5%
2,472,000	Bill Barrett Corp., 9.875%, 7/15/16	2,657,400
1,688,000	EPL Oil & Gas, Inc., 8.250%, 2/15/18	1,801,940
5,829,000	McMoRan Exploration Co., 11.875%, 11/15/14	6,178,740
3,750,000	Petrohawk Energy Corp., 10.500%, 8/1/14	3,966,615
15,667,000	PetroQuest Energy, Inc., 10.000%, 9/1/17	16,881,193
18,820,000	Rosetta Resources, Inc., 9.500%, 4/15/18	20,843,150
5,000,000	Stone Energy Corp., 8.625%, 2/1/17	5,425,000
		57,754,038
Publishing: 0.1%
817,000	Gannett Co, Inc., 9.375%, 11/15/17	888,487
Pulp & Paper: 1.4%
8,123,000	Resolute Forest Products, Inc., 10.250%, 10/15/18	9,361,758
Real Estate: 0.1%
194,000	Realogy Group LLC, 11.500%, 4/15/17	207,337
565,000	Realogy Group LLC, 12.375%, 4/15/15	569,238
		776,575
Retail: 1.6%
7,636,000	Albertsons, Inc., 7.250%, 5/1/13	7,712,436
1,711,000	CDW LLC/CDW Finance Corp., 12.535%, 10/12/17	1,845,741
1,188,000	Rite Aid Corp., 7.500%, 3/1/17	1,225,125
		10,783,302
Satellite Services: 1.6%
9,940,000	Intelsat Luxembourg SA, 11.250%, 2/4/17	10,598,525

Security Services: 0.5%
3,000,000	Interface Security Systems Holdings, Inc., 9.250%, 1/15/18 - 144A	3,112,500
Specialty Chemicals: 0.1%
750,000	Cornerstone Chemical Co., 9.375%, 3/15/18	768,750
Telecommunications: 0.8%
5,105,000	ITC Deltacom, Inc., 10.500%, 4/1/16	5,395,347
Transportation Equipment Manufacturing: 0.4%
100,000	Titan International, Inc., 7.875%, 10/1/17 - 144A	108,125
2,545,000	Westinghouse Air Brake Technologies Corp., 6.875%, 7/31/13	2,595,900
		2,704,025
Wood Product Manufacturing: 2.8%
17,308,000	Leucadia National Corp., 7.000%, 8/15/13	17,643,342
1,158,000	Leucadia National Corp., 7.750%, 8/15/13	1,184,055
		18,827,397
TOTAL CORPORATE BONDS
(cost $197,068,319)		200,703,990
SHORT-TERM INVESTMENTS: 10.4%
Money Market Instruments^
26,400,000	AIM Liquid Assets, 0.110%	26,400,000
26,400,000	AIM STIC Prime Portfolio, 0.090%	26,400,000
17,677,080	Fidelity Money Market Portfolio, 0.100%	17,677,080
TOTAL SHORT-TERM INVESTMENTS
(cost $70,477,080)		70,477,080
TOTAL INVESTMENTS IN SECURITIES
(cost $556,351,635): 98.3%		666,002,983
Other Assets and Liabilities 1.7%		11,285,578
NET ASSETS: 100.0%		$677,288,561

*	Non-income producing security.
º
A company is considered to be an affiliate of the Fund under the Investment Company Act of 1940, as amended, if the Fund's holdings of that company represent 5% or more of the outstanding voting securities of the company.  Transactions with companies that are or were affiliates during the three months ended March 31, 2013 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending Cost	Dividend Income	Shares	Value
Michael Baker Corp.	$16,417,839	$-	$-	$16,417,839	$103,569	647,305	$15,858,973
Southern National Bancorp of Virginia	4,167,109	-	-	4,167,109	29,454	589,083	5,702,324

#	U.S. security of foreign issuer.
144A
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Directors.  As of March 31, 2013, the value of  these investments was $12,177,256, or 1.8% of total net assets.

@	Security is in default.
^	Rate shown is the 7-day effective yield at March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows+:

Cost of investments	$564,958,677
Gross unrealized appreciation	113,133,314
Gross unrealized depreciation	(12,089,008)
Net unrealized appreciation	$101,044,306

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements in the Fund's most recent annual report.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2013:

		Significant
	Quoted Prices	Other	Significant	Carrying
	in Active	Observable	Unobservable	Value at
	Markets	Inputs	Inputs	March 31, 2013
	Level 1	Level 2	Level 3	Total

Common Stocks	$351,440,301	$-	$-	$351,440,301
Preferred Stock	1,247,069	-	-	1,247,069
Convertible Bonds	-	42,134,543	-	42,134,543
Corporate Bonds	-	200,703,990	-	200,703,990
Short-Term Investment	70,477,080	-	-	70,477,080

Total	$423,164,450	$242,838,533	$-	$666,002,983

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2013, the Fund recognized no transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title)  /s/ Charles vK. Carlson
                                            Charles vK. Carlson, Chief Executive Officer

Date April 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                             Charles vK. Carlson, Chief Executive Officer

Date April 24, 2013

By (Signature and Title)* /s/ Michael J. Fusting
                                             Michael J. Fusting, Chief Financial Officer

Date April 24, 2013

* Print the name and title of each signing officer under his or her signature.